Summary of Significant Accounting Policies - Schedule of Table Reflects Calculation of Basic and Diluted Net Loss Per Common Share (Details)	5 Months Ended
Jun. 30, 2021 USD ($) $ / shares shares
Numerator: Earnings allocable to Class A Redeemable Common Stock
Interest Income	$ 5,400
Franchise Taxes	$ (5,400)
Denominator: Weighted Average Class A Redeemable Common Stock
Weighted average number of Class A redeemable common stock, basic and diluted | shares	35,000,000
Numerator: Net Income minus Redeemable Net Earnings
Net loss	$ (24,200,094)
Non-Redeemable Net Loss	$ (24,200,094)
Denominator: Weighted Average Class B Non-Redeemable Common Stock
Weighted average shares outstanding of Class B non-redeemable common stock, basic and diluted | shares	8,750,000
Basic and diluted net loss per common share, Class B non-redeemable common stock | $ / shares	$ (2.77)